EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended January 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	27.54%
From	01-Jan-15	15-Jan-15	17-Feb-15	Floating Allocation Percentage at Month-End	91.75%
To	31-Jan-15	17-Feb-15
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$60,290,866.23		Beginning	-
			Payout	-
Total Collateral	$1,302,490,866.23		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	130.25%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.166500%
Beginning Gross Principal Pool Balance	$5,433,098,510.14		Applicable Margin	0.300000%
Total Principal Collections	$(1,959,801,492.05)			0.466500%
Investment in New Receivables	$1,814,574,340.42
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(28,304,789.27)		Interest	427,625.00	0.43
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.43
Less Net CMA Offset	$(527,677,630.36)
Less Servicing Adjustment	$(3,152,591.69)		Total Due Investors	427,625.00	0.466500%
Ending Balance	$4,728,736,347.19		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,412,256.69
SAP for Next Period	27.54%

Average Receivable Balance	$4,822,011,029.78
Monthly Payment Rate	40.64%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,376,335.62
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,376,335.62